UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08599

                              Scudder Equity Trust
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder-Dreman Financial Services Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                                        Shares               Value ($)
                                                               ---------------------------------------
Common Stocks 100.5%
Financials 100.5%
Banks 41.8%
Bank of America Corp.                                                  193,156              9,010,728
Golden West Financial Corp.                                             19,400              1,200,666
Independence Community Bank Corp.                                       13,500                537,435
KeyCorp                                                                145,000              4,785,000
Marshall & Ilsley Corp.                                                 27,800              1,125,622
Mercantile Bankshares Corp.                                             28,200              1,370,802
National Bank of Canada                                                120,500              5,178,940
National City Corp.                                                     46,425              1,660,622
PNC Financial Services Group                                            48,200              2,537,248
Popular, Inc.                                                           75,200              1,992,048
Regions Financial Corp.                                                 20,700                667,782
Sovereign Bancorp, Inc.                                                 93,200              2,138,008
US Bancorp                                                             139,500              4,150,125
Wachovia Corp.                                                          62,100              3,291,921
Washington Mutual, Inc.                                                145,600              6,109,376
Wells Fargo & Co.                                                       37,300              2,214,874
                                                                                           ----------
                                                                                           47,971,197

Capital Markets 10.8%
Bear Stearns Companies, Inc.                                            18,500              1,840,750
Franklin Resources, Inc.                                                21,500              1,509,085
Lehman Brothers Holdings, Inc.                                          15,800              1,440,644
Mellon Financial Corp.                                                  42,300              1,213,164
Merrill Lynch & Co., Inc.                                               37,800              2,214,324
Morgan Stanley                                                          43,500              2,456,445
The Goldman Sachs Group, Inc.                                           15,800              1,719,040
                                                                                           ----------
                                                                                           12,393,452

Consumer Finance 4.0%
American Express Co.                                                    63,500              3,438,525
SLM Corp.                                                               22,400              1,093,120
                                                                                           ----------
                                                                                            4,531,645

Diversified Financial Services 30.3%
CIT Group, Inc.                                                         56,400              2,275,740
Citigroup, Inc.                                                        206,800              9,868,496
Fannie Mae                                                             134,800              7,880,408
Freddie Mac                                                            183,800             11,395,600
JPMorgan Chase & Co.                                                    89,284              3,263,330
                                                                                           ----------
                                                                                           34,683,574

Insurance 12.3%
Allstate Corp.                                                          30,900              1,658,712
American International Group, Inc.                                     162,450             10,851,660
Chubb Corp.                                                             20,600              1,629,666
                                                                                           ----------
                                                                                           14,140,038

Real Estate 1.3%
Novastar Financial, Inc. (REIT) (b)                                     40,800              1,452,072
                                                                                           ----------

Total Common Stocks (Cost $80,060,128)                                                    115,171,978
                                                                                          -----------
Securities Lending Collateral 2.4%
Daily Assets Fund Institutional 2.57% (a)(c)
(Cost $2,798,000)                                                    2,798,000              2,798,000
                                                                                           ----------

                                                                          % of
                                                                    Net Assets               Value ($)
                                                                    ----------               ---------

Total Investment Portfolio  (Cost $82,858,128)                           102.9            117,969,978
Other Assets and Liabilities, Net                                         -2.9             -3,331,837
                                                                                          -----------
Net Assets                                                               100.0            114,638,141
                                                                                          ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $2,729,242, which is 2.4% of net assets.

(c) Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Financial Services Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder-Dreman Financial Services Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005